INVENTORY (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Inventory
	June 30, 2024	December 31, 2023
Process material stockpiles	$3,857	$4,050
Concentrate inventory	3,289	2,448
Materials and supplies	2,735	2,328
	$9,881	$8,826